INTEREST INCOME - NOTES RECEIVABLE - RIGHTS TO MSRs (Tables)	9 Months Ended
Sep. 30, 2012
Calculation of Interest Income on Notes Receivable

The following table shows how we calculated Interest income -notes receivable — Rights to MSRs for the periods ended September 30:

	Three Months		Nine Months
	2012	2011	2012	2011
Servicing fees collected	$27,689	$—	$57,190	$—
Subservicing fee payable to Ocwen	10,633	—	23,093	—

Net servicing fees retained by HLSS	17,056	—	34,097	—
Reduction in notes receivable — Rights to MSRs	3,039	—	6,555	—

	$14,017	$—	$27,542	$—